SCHEDULE OF SHORT-TERM DEBT (Details) (Parenthetical) - USD ($)	1 Months Ended				12 Months Ended
	Jun. 30, 2020	Feb. 28, 2019	Jan. 31, 2019	Apr. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholder [Member]
Debt Instrument [Line Items]
Proceeds from Short-term Debt				$ 100,000
Interest rate				50.00%
Debt maturity date, description				six-month maturity, was due October 2018.
Debt Instrument, Convertible, Conversion Price				$ 2.80
Hua Nan Bank [Member]
Debt Instrument [Line Items]
Interest rate						2.42%	2.61%
Debt maturity date, description						due December 2021	February - April 2020
Various Shareholders [Member] | Debenture Agreement [Member]
Debt Instrument [Line Items]
Interest rate		10.00%
Debt maturity date, description		beginning in February 2019 - December 2019, one year maturity, were due February 2020 – December 2020
Debt Instrument, Convertible, Conversion Price		$ 2.80
Debt Instrument, Face Amount					$ 50,000
Debt Instrument, Increase, Accrued Interest					$ 12,079
Various Shareholders One [Member] | Debenture Agreement [Member]
Debt Instrument [Line Items]
Debt maturity date, description			beginning in January 2020 - February 2021, one year maturity, due January 2021 – February 2022
Debt Instrument, Convertible, Conversion Price			$ 2.80
Various Shareholders One [Member] | Debenture Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate			10.00%
Various Shareholders One [Member] | Debenture Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate			20.00%
Shareholder One [Member]
Debt Instrument [Line Items]
Interest rate	0.00%
Debt maturity date, description	June 2020, was due September 2020